SCHEDULE OF BUSINESS ACQUISITION (Details) - One Eighty Ltd [Member]	Jun. 26, 2023 USD ($)
Business Acquisition [Line Items]
Total purchase considerations for 100% equity interest purchase	$ 104,030,000
Cash & cash equivalents	932,893
Accounts receivable, net	2,441,592
Deposit and prepayments	576,231
Other receivables	192,926
Short-term deposit	126,071
Due from related parties	125,984
Tax receivable	541,218
Deferred tax	52,877
Long-term deposit	214,362
Right-of-use assets, net	2,140
Property, plant and equipment, net	2,532,215
Intangible assets acquired	23,500,000
Total assets acquired	31,238,509
Accounts payable	(374,782)
Advance from customer	(611,702)
Accrued liabilities and other payables	(383,427)
Due to related parties	(325,309)
Lease Liability - current	(1,005)
Loan payable	(2,115,397)
Lease Liability -noncurrent	(1,135)
Deferred tax liability	(5,640,000)
Total liabilities assumed	(9,452,757)
Total net assets acquired	21,785,752
Goodwill as a result of the acquisition	$ 82,244,248